Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Schedule of components of equity method investments
The Group holds the following equity-accounted investments:

Figures in million – SA rand	Notes	2022	2021		2020
Rand Refinery[1]	18.1	578	649		691
Mimosa[2]	18.2	6,650	5,413		3,929
Peregrine[2]	18.3	1,160	1,086		1,001
Keliber[1]	18.4	—	446		—
Other equity-accounted investments[3]		83	—	*	—	*
Total equity-accounted investments		8,471	7,594		5,621
[1] Associate
[2] Joint venture
[3] Includes the Group's investment in Glint Incorporated (associate) acquired during the year at an initial cost of R92 million. The investment has a carrying value of R81 million at 31 December 2022
* Less than R1 million

Schedule of movement in equity method investments
The movement in the equity-accounted investment in Rand Refinery for the year is as follows:

Figures in million – SA rand	Note	2022	2021	2020
Balance at beginning of the year		649	691	397
Share of results of equity-accounted investee after tax[1]		236	287	400
Dividends received		(307)	(329)	(112)
Preference shares redeemed		—	—	(114)
Reversal of impairment	10	—	—	120
Balance at end of the year		578	649	691
[1] Rand Refinery is equity-accounted based on its latest management accounts for the period ended 30 November, since Rand Refinery has a 31 August year end
The movement in the equity-accounted investment in Mimosa for the year is as follows:

Figures in million – SA rand	2022	2021	2020
Balance at the beginning of the year	5,413	3,929	2,688
Share of results of equity-accounted investee after tax	1,061	1,702	1,300
Dividends received	(243)	(667)	(103)
Foreign currency translation	419	449	44
Balance at end of the year	6,650	5,413	3,929
The equity-accounted investment in Peregrine movement for the year is as follows:

Figures in million – SA rand	2022	2021	2020
Balance at the beginning of the year	1,086	1,001	954
Foreign currency translation	74	85	47
Balance at end of the year	1,160	1,086	1,001
The equity-accounted investment in Keliber movement for the year is as follows:

Figures in million – SA rand	Note	2022	2021	2020
Balance at the beginning of the year		446	—	—
Acquisition of Keliber investment		84	446	—
Transfer to asset acquisition (date of consolidation)	16.1	(530)	—	—
Balance at end of the year		—	446	—

Schedule of group's interest in summarised financial statements of associate
The Group’s interest in the summarised financial statements of Rand Refinery is as follows:

Figures in million – SA rand	2022	2021	2020
Revenue	1,189	1,276	1,131
Total comprehensive income	532	646	903
Non-current assets	556	524	724
Current assets	1,955	2,022	2,079
Non-current liabilities	(50)	(87)	(56)
Current liabilities	(565)	(475)	(462)
Net assets (100%)	1,896	1,984	2,285
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets (44.4%)	843	882	1,016
Preference shares redeemed	—	—	(114)
Dividend received[1]	(188)	(156)	(112)
Fair value adjustment[2]	(36)	(36)	(36)
Reconciling items[3]	(41)	(41)	(63)
Total investment in Rand Refinery	578	649	691
[1] The dividend received relates to the dividend received from Rand Refinery after 30 November. The total dividend received for 2022 amounted to R307 million (2021:R329 million, 2020: R112 million)
[2] The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained
[3] Reconciling items relate to adjustments on consolidation of DRDGOLD’s interest in Rand Refinery
The Group’s interest in the summarised financial statements of Mimosa is as follows:

Figures in million – SA rand	2022	2021	2020
Revenue	8,535	8,786	7,789
Amortisation and depreciation	(685)	(549)	(563)
Interest income	203	24	8
Finance expense	(71)	(10)	(28)
Income and royalty tax	(946)	(1,503)	(1,254)
Income tax	(692)	(1,183)	(984)
Royalty tax	(254)	(320)	(270)
Profit or loss	2,123	3,405	2,599
Other comprehensive income	838	896	89
Total comprehensive income	2,961	4,301	2,688
Non-current assets	7,560	6,095	5,178
Property, plant and equipment[1]	7,560	6,095	5,178
Right-of-use assets	—	—	—
Current assets	8,124	6,728	4,635
Cash and cash equivalents	1,545	1,131	469
Other current assets	6,579	5,597	4,166
Non-current liabilities	(1,840)	(1,443)	(1,304)
Non-current financial liabilities[2]	—	—	(12)
Other non-current liabilities	(1,840)	(1,443)	(1,292)
Current liabilities	(453)	(456)	(556)
Current financial liabilities[2]	(453)	(334)	(476)
Other current liabilities	—	(122)	(80)
Net assets (100%)	13,391	10,924	7,953
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50%)	6,696	5,462	3,977
Reconciling items[1]	(46)	(49)	(48)
Total investment in Mimosa	6,650	5,413	3,929
[1] The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture
[2] Non-current and current financial liabilities (excluding trade and other payables and provisions) amounted to Rnil (2021: Rnil, 2020: R12 million) and R35 million (2021: R9 million, 2020: R53 million), respectively

Schedule of group's interest in summarised financial statements of joint venture
The Group’s interest in the summarised financial statements of Peregrine is as follows:

Figures in million – SA rand	2022	2021	2020
Non-current assets	3,004	2,788	1,541
Current assets	—	—	7
Non-current liabilities	(426)	(409)	(382)
Current liabilities	(16)	(15)	(18)
Net assets (100%)	2,562	2,364	1,148
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets (40%)[1]	1,025	946	459
Reconciling items[2]	135	140	542
Total investment in Peregrine	1,160	1,086	1,001
[1] Disclosed on the basis that Aldebaran will successfully complete their earn-in obligation in terms of the agreement as described above
[2] The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment